Other Balance Sheet Components - Property and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, net
Total property and equipment	$ 14,899	$ 15,742
Less accumulated depreciation	(8,385)	(6,851)
Total property and equipment, net	6,514	8,891
Manufacturing equipment
Property and Equipment, net
Total property and equipment	9,743	9,732
Leasehold improvements
Property and Equipment, net
Total property and equipment	3,993	4,811
Computer equipment
Property and Equipment, net
Total property and equipment	453	489
Furniture and fixtures
Property and Equipment, net
Total property and equipment	462	462
Software
Property and Equipment, net
Total property and equipment	$ 248	$ 248